NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Net loss per share (2)
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the basic and diluted net loss per share:

	Three months ended		Nine months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

Numerator:
Net loss	$(4,459,764)	$(10,092,312)	$(11,973,902)	$(14,185,887)
Denominator:
Weighted average shares outstanding	8,367,774	4,517,125	6,673,074	4,169,490
Net loss per share, basic and diluted	$(0.53)	$(2.23)	$(1.79)	$(3.40)

The following table sets forth the computation of the basic and diluted net loss per share:

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023

Numerator:
Net loss	$(23,753,863)	$(3,793,585)
Denominator:
Weighted average shares outstanding	4,282,194	4,039,651
Net loss per share, basic and diluted	$(5.5)	$(0.90)

SCHEDULE OF ANTI-DILUTIVE EFFECT

The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

	September 30, 2025	September 30, 2024
Unvested common stock – restricted shares (Note 5)	-	12,541
Restricted Stock options	31,377	85,166
Restricted Stock Units	151,701	328,191
Performance Stock units	50,658	50,658
Sponsor Earnout Shares (Note 4)*	-	-
Public warrants	486,413	486,413
Private warrants	556,666	556,666
Inducement warrants	958,400	-
Short term loan warrants	86,591	-
Private placement warrants	6,425	-

*	The Sponsor Earnout Shares (as defined in the Business Combination Agreement) were not included for purposes of calculating the number of diluted shares outstanding as of September 30, 2025, as the Sponsor Earnout Shares remain contingently forfeitable, as the conditions have not been met.

The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

	December 31, 2024	December 31, 2023
Unvested common stock – restricted shares (Note 8)	6,270	164,050
Restricted stock options	70,999	-
Restricted stock units	248,640	-
Performance stock units	50,659	-
Sponsor earnout shares (Note 3)*	-	-
Public warrants	4,864,133	-
Private placement warrants	5,566,667	-

*	The Sponsor Earnout Shares (as defined in the Business Combination Agreement) were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2024, as the Sponsor earnout shares remain contingently forfeitable, as the conditions have not been met